INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Balance at beginning of year	¥ 42,983	$ 6,191	¥ 38,901	¥ 27,405
Increase relating to current year tax positions	3,630	523	7,496	18,014
Decrease relating to prior year tax positions	(3,204)	(461)	(1,119)	(5,202)
Decrease relating to expiration of applicable statute of limitations	(4,952)	(713)	(2,295)	(1,316)
Balance at end of year	¥ 38,457	$ 5,540	¥ 42,983	¥ 38,901